Investment Objectives and Goals	Jun. 05, 2024
Invesco BulletShares 2034 Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD Corporate Bond 2034 Index (the “Underlying Index”).

Invesco BulletShares 2032 High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco BulletShares® USD High Yield Corporate Bond 2032 Index (the “Underlying Index”).